Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Loans(1)	$ 2	$ 2
Alternative funds	44	39
Money market and cash and cash equivalents	21	20
Total	284	289
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	12	18
US
Disclosure of fair value of plan assets [line items]
Equity securities	6	17
International
Disclosure of fair value of plan assets [line items]
Equity securities	86	79
Private
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	92	88
BBB
Disclosure of fair value of plan assets [line items]
Bonds	16	19
Loans(1)		1
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	4	6
A
Disclosure of fair value of plan assets [line items]
Loans(1)	1	1
Level I
Disclosure of fair value of plan assets [line items]
Loans(1)	0	0
Alternative funds	0	0
Money market and cash and cash equivalents	2	0
Total	3	1
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | Private
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1	1
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level II
Disclosure of fair value of plan assets [line items]
Loans(1)	2	2
Alternative funds	0	0
Money market and cash and cash equivalents	19	20
Total	160	169
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	12	18
Level II | US
Disclosure of fair value of plan assets [line items]
Equity securities	6	17
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	86	79
Level II | Private
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level II | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	30	27
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	5	6
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III
Disclosure of fair value of plan assets [line items]
Loans(1)	0	0
Alternative funds	44	39
Money market and cash and cash equivalents	0	0
Total	121	119
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | Private
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
Level III | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	62	61
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	10	12
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	$ 4	$ 6